Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 13, 2016
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Jan. 13, 2016
Document Effective Date	Jan. 13, 2016
Prospectus Date	Dec. 01, 2015
Weiss Alternative Balanced Risk Fund | Class I
Prospectus:
Trading Symbol	WEISX
Weiss Alternative Balanced Risk Fund | Class K
Prospectus:
Trading Symbol	WEIKX